EVENTS SUBSEQUENT TO DECEMBER 31, 2020	12 Months Ended
Dec. 31, 2020
Intec Pharma Ltd. [Member]
EVENTS SUBSEQUENT TO DECEMBER 31, 2020

NOTE 10 - EVENTS SUBSEQUENT TO DECEMBER 31, 2020:

a.	In February 2021, warrants to purchase 182,500 ordinary shares were exercised for consideration of approximately $956 thousand.

b.	In February 2021, the Company entered into a non-binding term sheet for the sale or license of the AP-CD/LD program to an undisclosed third party and are currently negotiating the terms of a definitive agreement. There is no assurance that this will result in a definitive agreement.

c.	On March 15, 2021, the Company entered into a Merger Agreement with Intec Parent, Merger Sub, Domestication Merger Sub, and Decoy, pursuant to which, following the Domestication Merger, and upon satisfaction of additional closing conditions, the Merger Sub will merge with and into Decoy, with Decoy being the surviving entity and a wholly owned subsidiary of Intec Parent. If the Merger is completed then the business of Decoy will become the business of Intec Parent.

Under the exchange ratio formula in the Merger Agreement, without taking into consideration the effect of the respective levels of cash and liabilities of each of the Company and Decoy, which will result in an adjustment to such exchange ratio, following the closing of the Merger (the “Closing”), the former Decoy securityholders immediately before the Merger are expected to own approximately 75% of the aggregate number of the outstanding securities of Intec Parent (based on a valuation of $30 million), and the securityholders of the Company immediately before the Domestication Merger are expected to own approximately 25% of the aggregate number of the outstanding securities of Intec Parent (based on a valuation of $10 million), calculated on a fully-diluted basis. The actual allocation will be subject to adjustment based on, among other things, Decoy’s and the Company’s net cash balance (including, in the case of the Company, any proceeds from any disposition of the Company’s Accordion Pill business), subject to certain exceptions. As further described below, the Closing is also conditioned on completion of the Domestication Merger and on a financing by the Company or Intec Parent, which will dilute securityholders of both the Company and Decoy on a pro-rata basis.

The Merger Agreement contains customary representations, warranties and covenants made by each of the Company and Decoy, including covenants relating to (i) the conduct of their respective businesses prior to the Closing, (ii) the preparation and filing of a registration statement on Form S-4 registering the Merger Shares and the shares of Intec Parent Common Stock to be issued in connection with the Domestication Merger (the “Registration Statement”) and the preparation and/or filing, as applicable, of a proxy statement/information statement for the special meeting or approval by written consent, as applicable, of shareholders of each of the Company and Decoy, (iii) holding a meeting or approval by written consent, as applicable, of shareholders of each of the Company and Decoy to obtain their requisite approvals in connection with the Domestication Merger and Merger, as applicable, including, among other approvals, the approval by the Company’s shareholders of the issuance of the Merger Shares, and (iv) subject to certain exceptions, the recommendation of the board of directors of each party to the Merger Agreement to its shareholders that such approvals be given.

Consummation of the Merger is subject to certain closing conditions, including, among other things, (i) consummation of the Domestication Merger, (ii) approval of certain matters related to the Merger by the shareholders of the Company and approval of the Merger by the stockholders of Decoy, (iii) the effectiveness of the Registration Statement, (iv) the continued listing of the Company’s ordinary shares on the Nasdaq Capital Market (and following the Domestication Merger, the shares of Intec Parent Common Stock) and the authorization for listing on the Nasdaq Capital Market of the Merger Shares, (v) the receipt of a tax ruling from the Israel Tax Authority with respect to the Domestication Merger, (vi) disposition of the Company’s Accordion Pill business, as further described below, and (vii) a closing financing by the Company or Intec Parent such that upon Closing of the Merger (taking account of the proceeds to be received with respect to such financing), the combined net cash of Intec Parent shall be not less than $30 million and not more than $50 million, and which represents an agreed minimum valuation derived from the Exchange Ratio for Intec Parent following the

NOTE 10 - EVENTS SUBSEQUENT TO DECEMBER 31, 2020 (continued)

Closing. The Merger Agreement requires the Company to convene a shareholders’ meeting for purposes of obtaining the necessary shareholder approvals required in connection with the Merger.

The Merger Agreement contains certain termination rights for both the Company and Decoy, including, but not limited to, the right of the Company and Decoy to terminate the Merger Agreement by mutual written consent or if a court of competent jurisdiction or other Governmental Body (as defined in the Merger Agreement) has issued a final and nonappealable order, decree or ruling, or has taken any other action, having the effect of permanently restraining, enjoining or otherwise prohibiting the Merger. In addition, either the Company or Decoy may terminate the Merger Agreement if the Merger is not consummated on or before the date that is 155 days following the delivery of the Decoy audited financial statements for the fiscal years ended December 31, 2020 and 2019, which date may be extended in certain circumstances. In connection with the termination of the Merger Agreement, under specified circumstances, Decoy may be required to pay to the Company a break-up fee of $1,000,000, or the Company may be required to pay to Decoy a reverse break-up fee of $1,000,000 and forfeit a deposit in the amount of $350,000 in favor of Decoy to cover transaction expenses.

As set forth in the Merger Agreement, prior to the date of the closing date (the “Closing Date”), the Company shall re-domesticate as a Delaware corporation by merging with and into the Domestication Merger Sub, with the Company surviving the merger and becoming a wholly owned subsidiary of Intec Parent. In connection with the Domestication Merger, all the Company’s ordinary shares, having no par value per share (the “Intec Israel Shares”), outstanding immediately prior to the Domestication Merger, will convert, on a one-for-one basis, into shares of Intec Parent Common Stock and all options and warrants to purchase Intec Israel Shares outstanding immediately prior to the Domestication Merger will be exchanged for equivalent securities of Intec Parent.

In accordance with the terms of the Merger Agreement, the Company agreed that prior to the Closing Date it would use commercially reasonable efforts to enter into one or more agreements providing for the sale, transfer or assignment, or that it would otherwise take steps related to the divestment or disposal and satisfaction of liabilities of, the Company’s Accordion Pill business, to be effected immediately after the Closing.

NOTE 11 - EVENTS SUBSEQUENT TO DECEMBER 31, 2020 (UNAUDITED):

a.	As of March 31, 2021, the Company has transferred $650 thousand to Decoy for transaction expenses, of which $350 thousand was recorded in the statement of operation as general and administrative expenses.
b.	In April 2021, the Company sold to Aspire Capital Fund LLC (“Aspire Capital”) 319,393 ordinary shares for total consideration of approximately $1.2 million under the Purchase Agreement entered into with Aspire Capital in December 2019.
c.

Four lawsuits have been filed against the Company and its board of directors in federal court:  St Hilarie v. Intec Pharma Ltd, et al., 1:21-cv-04000-JSR (filed May 5, 2021, Southern District of New York); Minh Tran v. Intec Pharma Ltd., et al., 1:21-cv-04026-JSP (filed May 5, 2021, Southern District of New York); and Craig Davidson v. Intec Pharma Ltd. et al., 1:21-cv-00673-UNA (filed May 7, 2021, District of Delaware); and Jordan Sanchez Figueroa v. Intec Pharma Ltd. et al., 1:21-cv-02621 (filed May 11, 2021, Eastern District of New York). All four allege that the Company l and its board violated federal securities laws by allegedly failing to disclose all material information in connection with the Merger. The Davidson lawsuit also names Decoy and certain entities involved in the Merger as defendants. Although it is still too early to assess and predict the probable outcome of these complaints, the Company believes that these lawsuits are without merit and intends to defend vigorously against them and any loss or range of loss, if any, cannot be estimated at this time.